UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-December 31, 2020

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2020
Vanguard Market Neutral Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	4
Performance Summary	6
Financial Statements	8
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, Vanguard Market Neutral Fund returned –11.57% for Investor Shares and –11.58% for Institutional Shares. It fell short of its mandate of beating the returns of 3-month U.S. Treasury bills, which gained 0.58%.
•	Stocks initially plummeted after the emergence of COVID-19 in early 2020, but they finished the year significantly higher, thanks in part to rapid and robust monetary and fiscal action by policymakers and the rollout of COVID-19 vaccines at the end of the year.
•	Consumer discretionary and communication services were the only sectors where selection produced positive results. Holdings in consumer staples, industrials, and health care were the biggest detractors.
•	For the decade ended December 31, the fund produced an average annual return of –0.05% for Investor Shares and 0.03% for Institutional Shares, lagging its spliced benchmark by more than half a percentage point.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

Advisor’s Report
The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn’t possible were hit hard. Stocks initially plummeted as infections surged, but they finished the year significantly higher, thanks in part to rapid and robust monetary and fiscal action by policymakers and the rollout of COVID-19 vaccines as the year drew to a close. The Standard & Poor’s 500 Index returned 18.40% for the 12 months ended December 31, 2020, while the FTSE Global All Cap ex US Index returned 11.24%.
The broad fixed income markets generated positive returns as many central banks slashed short-term interest rates and expanded or extended asset-purchase programs. U.S. Treasury yields fell and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index, a measure of the broad market of taxable investment-grade bonds in the U.S., returned 7.75% for the year. Although the return for bonds outside the U.S. was even stronger, some softening in the greenback meant they returned less on a USD-hedged basis.
In this environment, Vanguard Market Neutral Fund returned –11.57% for Investor Shares and –11.58% for Institutional Shares. The fund fell short of its mandate of exceeding the return of 3-month Treasury bills, which posted 0.58% for the 12 months. Our positioning toward smaller-capitalization consistent earnings growers with attractive valuations held back results. For this period, performance was led by higher-volatility, lower-quality, speculative-growth companies.
Although it’s important to understand how our overall performance is affected by broader macroeconomic and market factors, our approach to investing focuses on specific stock fundamentals and how companies rank relative to their industry peers.
Our model uses five themes—growth, quality, management decisions, sentiment, and valuation—to evaluate companies and generate a composite expected stock return. We seek to capitalize on investor biases by taking long positions in the stocks that our model ranks high and by shorting those that score the lowest. We aim to keep your fund’s sector exposures neutral, because our research has shown that sector bets do not add value over the long term.
For the most part, our stock selection for the year hurt relative performance. Only two of the 11 industry sectors, namely consumer discretionary and communication services, helped results, while our choices in consumer staples, industrials, and health care detracted most.
Our sentiment signal boosted relative returns. The quality, valuation, management decisions, and growth signals detracted. We continue to believe that exposure to all the signals offers a compelling investment opportunity.

Long positions in information technology companies Square, Workiva, and SunPower and in health care company Quidel added most to performance. Our short position in consumer discretionary company OneSpaWorld Holdings also helped results. Short positions in health care companies iRhythm Technologies and Twist Bioscience, industrials company Spirit AeroSystems, and materials company Livent detracted most. Our position in real estate company Park Hotels & Resorts also held back results.
Despite this year’s headwinds, we remain committed to our investment philosophy and process of identifying companies with strong, consistent fundamental growth at attractive valuations. We believe these remain the tenets of long-term investment success.
Portfolio Managers:
James P. Stetler
Binbin Guo, Principal,
Head of Alpha Strategies
Vanguard Quantitative Equity Group
January 19, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2020
Market Neutral Fund	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$930.91	$5.92
Institutional Shares	1,000.00	930.87	5.63
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,019.00	$6.19
Institutional Shares	1,000.00	1,019.31	5.89
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.22% for Investor Shares and 1.16% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Market Neutral Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $50,000
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Market Neutral Fund Investor Shares	-11.57%	-4.72%	-0.05%	$49,748
Spliced Market Neutral Index	0.58	1.16	0.60	53,069
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	181,201
Spliced Market Neutral Index: Citigroup 3-Month U.S. Treasury Bill Index through March 31, 2016; FTSE 3-Month Treasury Bill Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Market Neutral Fund Institutional Shares	-11.58%	-4.67%	0.03%	$5,014,968
Spliced Market Neutral Index	0.58	1.16	0.60	5,306,863
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

See Financial Highlights for dividend and capital gains information.

Market Neutral Fund
Fund Allocation
As of December 31, 2020
	Long Portfolio[1]	Short Portfolio[2]
Communication Services	3.6%	3.6%
Consumer Discretionary	13.9	14.2
Consumer Staples	6.6	6.6
Energy	1.5	1.4
Financials	13.0	12.8
Health Care	10.5	10.2
Industrials	12.7	12.0
Information Technology	21.9	22.0
Materials	4.7	5.3
Real Estate	8.6	8.8
Utilities	3.0	3.1
1	Percentage of investments in long portfolio.
2	Percentage of investments in short portfolio.
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (98.1%)
Communication Services (3.6%)
*,1	Discovery Inc. Class A	72,192	2,172
*	Alphabet Inc. Class C	887	1,554
[1]	CenturyLink Inc.	141,262	1,377
*,1	Cars.com Inc.	91,247	1,031
[1]	Interpublic Group of Cos. Inc.	33,199	781
*	Pinterest Inc. Class A	10,390	685
*	Yelp Inc. Class A	20,134	658
	Verizon Communications Inc.	10,620	624
*	Cargurus Inc.	18,459	586
*,1	MSG Networks Inc. Class A	37,859	558
*,1	Lions Gate Entertainment Corp. Class A	41,448	471
*	Match Group Inc.	2,752	416
			10,913
Consumer Discretionary (13.7%)
*,1	Gentherm Inc.	39,380	2,568
[1]	Brunswick Corp.	32,601	2,485
	Lowe's Cos. Inc.	14,474	2,323
[1]	ODP Corp.	76,586	2,244
	Yum! Brands Inc.	19,309	2,096
[1]	Best Buy Co. Inc.	20,567	2,052
[1]	eBay Inc.	40,313	2,026
	Polaris Inc.	16,689	1,590
[1]	Kontoor Brands Inc.	34,070	1,382
[1]	Newell Brands Inc.	63,552	1,349
	Home Depot Inc.	4,645	1,234
*,1	frontdoor Inc.	23,816	1,196
[1]	International Game Technology plc	66,132	1,120
*	American Axle & Manufacturing Holdings Inc.	109,239	911
[1]	Big Lots Inc.	20,889	897
*,1	Laureate Education Inc. Class A	61,224	891
*	Etsy Inc.	4,888	870
[1]	Camping World Holdings Inc. Class A	31,689	825
	Shutterstock Inc.	11,465	822
*,1	Asbury Automotive Group Inc.	5,481	799
*	Malibu Boats Inc. Class A	12,528	782
	Group 1 Automotive Inc.	5,587	733
	Papa John's International Inc.	8,623	732
*	Tupperware Brands Corp.	22,424	726

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	At Home Group Inc.	44,026	681
	Dick's Sporting Goods Inc.	11,751	661
	Tapestry Inc.	20,868	649
	Winnebago Industries Inc.	9,742	584
	Red Rock Resorts Inc. Class A	23,111	579
*	Tesla Inc.	804	567
[1]	Wingstop Inc.	3,819	506
	Signet Jewelers Ltd.	17,837	486
*	Michaels Cos. Inc.	37,035	482
	Lennar Corp. Class A	6,177	471
*	Groupon Inc. Class A	11,606	441
[1]	Bed Bath & Beyond Inc.	20,807	370
*	Penn National Gaming Inc.	4,262	368
	Darden Restaurants Inc.	3,017	359
[1]	H&R Block Inc.	21,287	338
	Wyndham Destinations Inc.	7,328	329
	Carnival Corp.	14,875	322
[1]	Bloomin' Brands Inc.	16,155	314
*,1	Aaron's Co. Inc.	15,819	300
*	iRobot Corp.	3,603	289
*,1	Meritage Homes Corp.	3,315	275
			42,024
Consumer Staples (6.5%)
[1]	Campbell Soup Co.	50,769	2,455
	Coca-Cola Consolidated Inc.	9,153	2,437
*,1	TreeHouse Foods Inc.	54,232	2,304
[1]	Altria Group Inc.	56,011	2,296
[1]	Conagra Brands Inc.	53,270	1,932
*,1	Herbalife Nutrition Ltd.	37,320	1,793
*,1	Hain Celestial Group Inc.	38,875	1,561
	Spectrum Brands Holdings Inc.	9,243	730
[1]	Fresh Del Monte Produce Inc.	27,234	656
[1]	Ingles Markets Inc. Class A	14,971	639
*,1	BJ's Wholesale Club Holdings Inc.	16,687	622
	John B Sanfilippo & Son Inc.	5,685	448
*	Central Garden & Pet Co. Class A	11,828	430
	General Mills Inc.	6,906	406
	Nu Skin Enterprises Inc. Class A	6,131	335
	Walmart Inc.	2,256	325
	Weis Markets Inc.	6,433	308
	Vector Group Ltd.	25,432	296
			19,973
Energy (1.4%)
[1]	Targa Resources Corp.	47,151	1,244
*	Magnolia Oil & Gas Corp. Class A	108,685	767
[1]	Schlumberger NV	34,331	750
[1]	Apache Corp.	33,198	471
[1]	World Fuel Services Corp.	12,849	400
[1]	DHT Holdings Inc.	71,342	373
	NOV Inc.	27,022	371
			4,376
Financials (12.7%)
[1]	Allstate Corp.	23,945	2,632
[1]	Primerica Inc.	18,867	2,527

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	Flagstar Bancorp Inc.	60,324	2,459
[1]	CNO Financial Group Inc.	103,460	2,300
[1]	Hilltop Holdings Inc.	73,057	2,010
[1]	Aflac Inc.	43,511	1,935
[1]	First Horizon Corp.	149,149	1,903
[1]	PROG Holdings Inc.	31,638	1,704
*,1	Cannae Holdings Inc.	37,919	1,679
[1]	First Financial Bancorp	84,935	1,489
[1]	Virtu Financial Inc. Class A	57,706	1,452
*,1	Enova International Inc.	57,291	1,419
[1]	Brightsphere Investment Group Inc.	69,427	1,339
	FNB Corp.	139,015	1,321
[1]	First Interstate BancSystem Inc. Class A	31,560	1,287
	Progressive Corp.	12,710	1,257
[1]	Associated Banc-Corp.	61,990	1,057
[1]	Navient Corp.	100,365	986
[1]	Universal Insurance Holdings Inc.	61,434	928
[1]	Jefferies Financial Group Inc.	36,845	906
	Mercury General Corp.	17,339	905
*,1	NMI Holdings Inc. Class A	39,956	905
*	Berkshire Hathaway Inc. Class B	3,316	769
[1]	First Midwest Bancorp Inc.	43,558	693
	Hanover Insurance Group Inc.	5,861	685
[1]	Unum Group	28,202	647
[1]	First Hawaiian Inc.	25,423	599
	James River Group Holdings Ltd.	11,722	576
	Bank of NT Butterfield & Son Ltd.	12,586	392
[1]	Citigroup Inc.	5,949	367
			39,128
Health Care (10.3%)
[1]	HCA Healthcare Inc.	16,098	2,647
*,1	Alkermes plc	124,237	2,479
[1]	Cardinal Health Inc.	45,611	2,443
*,1	Medpace Holdings Inc.	15,690	2,184
*,1	Tenet Healthcare Corp.	52,626	2,101
	McKesson Corp.	10,867	1,890
*,1	Travere Thrapeutics Inc.	64,617	1,761
	Thermo Fisher Scientific Inc.	3,772	1,757
*,1	PRA Health Sciences Inc.	13,934	1,748
*,1	Quidel Corp.	6,931	1,245
*	LHC Group Inc.	5,530	1,180
[1]	Luminex Corp.	45,430	1,050
*,1	Syneos Health Inc.	14,893	1,015
*,1	Bluebird Bio Inc.	19,925	862
*,1	DaVita Inc.	6,572	772
*,1	Enanta Pharmaceuticals Inc.	17,635	742
	Ensign Group Inc.	9,816	716
*	Hologic Inc.	7,154	521
[1]	Owens & Minor Inc.	19,101	517
*,1	Inovalon Holdings Inc. Class A	27,402	498
*	Amneal Pharmaceuticals Inc.	103,800	474
*,1	Schrodinger Inc.	5,855	464
*,1	GenMark Diagnostics Inc.	31,516	460
*	Intercept Pharmaceuticals Inc.	16,196	400
*	IQVIA Holdings Inc.	1,908	342

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	MEDNAX Inc.	13,867	340
*	NextGen Healthcare Inc.	18,071	330
*	Covetrus Inc.	10,197	293
	Cigna Corp.	1,287	268
			31,499
Industrials (12.4%)
	AGCO Corp.	24,757	2,552
*,1	GMS Inc.	79,425	2,421
[1]	Masco Corp.	43,585	2,394
[1]	UFP Industries Inc.	42,100	2,339
*,1	Atkore International Group Inc.	53,193	2,187
	Lockheed Martin Corp.	6,117	2,171
[1]	Deluxe Corp.	65,625	1,916
[1]	Boise Cascade Co.	34,004	1,625
*	United Rentals Inc.	6,772	1,571
*,1	Builders FirstSource Inc.	37,071	1,513
[1]	Kforce Inc.	35,443	1,492
[1]	Rush Enterprises Inc. Class A	34,215	1,417
[1]	Steelcase Inc. Class A	103,484	1,402
	Owens Corning	17,666	1,338
*,1	Gibraltar Industries Inc.	18,177	1,308
*	Beacon Roofing Supply Inc.	28,160	1,132
*	CoStar Group Inc.	1,039	960
	Costamare Inc.	108,567	899
[1]	TransUnion	8,582	852
*	Cornerstone Building Brands Inc.	64,825	602
*	Atlas Air Worldwide Holdings Inc.	10,319	563
	Maxar Technologies Inc.	14,151	546
[1]	Triton International Ltd.	11,202	543
[1]	Schneider National Inc. Class B	24,368	504
	Applied Industrial Technologies Inc.	5,749	448
	Allison Transmission Holdings Inc.	8,950	386
*	JELD-WEN Holding Inc.	15,197	385
	GrafTech International Ltd.	34,902	372
*	American Woodmark Corp.	3,930	369
*	Upwork Inc.	9,697	335
	Mueller Industries Inc.	9,470	333
	Cintas Corp.	909	321
	Werner Enterprises Inc.	8,159	320
	Ryder System Inc.	5,059	313
	United Parcel Service Inc. Class B	1,829	308
			38,137
Information Technology (21.5%)
*,1	Workiva Inc. Class A	28,938	2,651
[1]	Jabil Inc.	61,640	2,622
*,1	Domo Inc. Class B	38,635	2,464
*,1	Cadence Design Systems Inc.	17,786	2,427
[1]	Amkor Technology Inc.	159,812	2,410
	Intuit Inc.	6,342	2,409
[1]	ManTech International Corp. Class A	26,985	2,400
[1]	Booz Allen Hamilton Holding Corp. Class A	25,731	2,243
*,1	Sykes Enterprises Inc.	58,645	2,209
*,1	Dropbox Inc. Class A	98,062	2,176
*,1	GoDaddy Inc. Class A	24,840	2,060
*,1	Atlassian Corp. plc Class A	8,793	2,056

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	NETGEAR Inc.	49,407	2,007
*,1	Square Inc. Class A	8,820	1,920
*	Fortinet Inc.	12,331	1,832
*,1	Box Inc. Class A	101,048	1,824
*,1	Synaptics Inc.	18,900	1,822
[1]	Avnet Inc.	47,524	1,669
	Microsoft Corp.	7,505	1,669
*	Manhattan Associates Inc.	15,636	1,645
*,1	Advanced Micro Devices Inc.	17,345	1,591
[1]	Western Digital Corp.	26,397	1,462
[1]	Plantronics Inc.	52,685	1,424
*,1	Teradata Corp.	61,208	1,375
[1]	SYNNEX Corp.	15,255	1,242
*,1	Ultra Clean Holdings Inc.	39,080	1,217
[1]	Perspecta Inc.	50,251	1,210
*	Zoom Video Communications Inc. Class A	3,507	1,183
	Oracle Corp.	17,801	1,152
*,1	Infinera Corp.	107,546	1,127
*,1	Avaya Holdings Corp.	57,976	1,110
	Apple Inc.	7,297	968
	Accenture plc Class A	3,485	910
*,1	Comm Scope Holding Co. Inc.	64,092	859
	Applied Materials Inc.	9,378	809
[1]	DXC Technology Co.	31,282	806
*	PayPal Holdings Inc.	3,203	750
*	Calix Inc.	23,625	703
*	MACOM Technology Solutions Holdings Inc. Class H	11,859	653
*	Extreme Networks Inc.	86,989	599
[1]	HP Inc.	20,619	507
	Ubiquiti Inc.	1,582	441
	CDW Corp.	3,226	425
*,1	SunPower Corp.	15,011	385
*	Axcelis Technologies Inc.	12,106	353
*,1	CACI International Inc. Class A	1,201	299
			66,075
Materials (4.6%)
[1]	Louisiana-Pacific Corp.	66,456	2,470
[1]	Sensient Technologies Corp.	23,323	1,721
*,1	Coeur Mining Inc.	153,460	1,588
[1]	Commercial Metals Co.	65,776	1,351
[1]	Chemours Co.	46,769	1,159
[1]	O-I Glass Inc.	78,389	933
*,1	Forterra Inc.	47,495	817
	Dow Inc.	14,047	780
[1]	Element Solutions Inc.	42,460	753
	Worthington Industries Inc.	13,723	705
	Avery Dennison Corp.	3,991	619
*,1	Koppers Holdings Inc.	19,295	601
	Newmont Corp.	6,120	366
*	Axalta Coating Systems Ltd.	11,625	332
			14,195
Real Estate (8.4%)
[1]	Uniti Group Inc.	226,808	2,660
[1]	Sabra Health Care REIT Inc.	148,457	2,579
[1]	Gaming and Leisure Properties Inc.	59,287	2,514

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	Redfin Corp.	35,939	2,466
[1]	Iron Mountain Inc.	77,972	2,299
	Equinix Inc.	2,917	2,083
[1]	VICI Properties Inc.	67,381	1,718
[1]	Office Properties Income Trust	70,452	1,601
[1]	SL Green Realty Corp.	24,549	1,463
[1]	PotlatchDeltic Corp.	28,589	1,430
	GEO Group Inc.	141,602	1,255
[1]	CoreCivic Inc.	158,713	1,039
[1]	Global Net Lease Inc.	51,010	874
	Simon Property Group Inc.	7,590	647
	Duke Realty Corp.	8,272	331
	Equity Commonwealth	12,022	328
*,1	Realogy Holdings Corp.	24,688	324
[1]	Diversified Healthcare Trust	78,709	324
			25,935
Utilities (3.0%)
[1]	Vistra Corp.	122,815	2,414
[1]	AES Corp.	94,724	2,226
[1]	Hawaiian Electric Industries Inc.	54,571	1,931
[1]	Evergy Inc.	27,116	1,505
	Unitil Corp.	8,403	372
	NRG Energy Inc.	9,789	368
	California Water Service Group	6,067	328
			9,144
Total Common Stocks—Long Positions (Cost $244,070)			301,399
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[2]	Vanguard Market Liquidity Fund, 0.111% (Cost $6,171)	61,709	6,171
Common Stocks Sold Short (-98.3%)
Communication Services (-3.6%)
	ViacomCBS Inc. Class B	(55,121)	(2,054)
*	TripAdvisor Inc.	(70,308)	(2,023)
*	Netflix Inc.	(3,636)	(1,966)
*	T-Mobile US Inc.	(13,086)	(1,765)
	Cinemark Holdings Inc.	(52,912)	(921)
	Nexstar Media Group Inc. Class A	(5,990)	(654)
*	Iridium Communications Inc.	(15,274)	(601)
*	Madison Square Garden Sports Corp.	(2,149)	(396)
	Marcus Corp.	(22,719)	(306)
	TEGNA Inc.	(21,149)	(295)
			(10,981)
Consumer Discretionary (-13.9%)
*	Five Below Inc.	(15,581)	(2,726)
*	Burlington Stores Inc.	(10,222)	(2,674)
	Hasbro Inc.	(27,100)	(2,535)
*	Fox Factory Holding Corp.	(21,802)	(2,305)
	Hyatt Hotels Corp.	(28,761)	(2,136)
*	Skechers USA Inc. Class A	(56,282)	(2,023)
	Expedia Group Inc.	(15,002)	(1,986)
*	Helen of Troy Ltd.	(8,864)	(1,969)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Ulta Beauty Inc.	(6,751)	(1,939)
	Wynn Resorts Ltd.	(16,923)	(1,909)
	Vail Resorts Inc.	(6,233)	(1,739)
	Monro Inc.	(32,221)	(1,717)
	American Eagle Outfitters Inc.	(84,730)	(1,701)
	Ross Stores Inc.	(13,721)	(1,685)
*	Lululemon Athletica Inc.	(4,445)	(1,547)
	Choice Hotels International Inc.	(14,226)	(1,518)
*	CarMax Inc.	(15,587)	(1,472)
*	Boot Barn Holdings Inc.	(30,747)	(1,333)
*	SeaWorld Entertainment Inc.	(35,980)	(1,137)
	Callaway Golf Co.	(45,813)	(1,100)
*	RealReal Inc.	(48,500)	(948)
	Oxford Industries Inc.	(11,497)	(753)
	Ralph Lauren Corp. Class A	(5,433)	(564)
	Harley-Davidson Inc.	(14,288)	(524)
	LCI Industries	(3,048)	(395)
	Goodyear Tire & Rubber Co.	(35,552)	(388)
*	Vroom Inc.	(9,134)	(374)
	Aptiv plc	(2,826)	(368)
	Franchise Group Inc.	(11,990)	(365)
	General Motors Co.	(8,456)	(352)
*	Chegg Inc.	(3,870)	(350)
*	Carvana Co. Class A	(1,228)	(294)
			(42,826)
Consumer Staples (-6.5%)
	Archer-Daniels-Midland Co.	(49,998)	(2,520)
*	Cal-Maine Foods Inc.	(51,133)	(1,920)
	J & J Snack Foods Corp.	(10,666)	(1,657)
	Coca-Cola Co.	(30,148)	(1,653)
*	Hostess Brands Inc. Class A	(111,237)	(1,629)
	Universal Corp.	(31,456)	(1,529)
*	Darling Ingredients Inc.	(25,990)	(1,499)
*	Freshpet Inc.	(10,539)	(1,496)
	WD-40 Co.	(5,126)	(1,362)
	Inter Parfums Inc.	(21,103)	(1,277)
	Calavo Growers Inc.	(11,580)	(804)
	PriceSmart Inc.	(8,453)	(770)
	Estee Lauder Cos. Inc. Class A	(2,312)	(615)
*	Performance Food Group Co.	(11,124)	(530)
	Energizer Holdings Inc.	(7,882)	(332)
*	Grocery Outlet Holding Corp.	(8,229)	(323)
			(19,916)
Energy (-1.3%)
	Valero Energy Corp.	(14,016)	(793)
*	Dril-Quip Inc.	(24,939)	(739)
	PBF Energy Inc. Class A	(96,863)	(688)
	Cabot Oil & Gas Corp.	(35,776)	(582)
	Kosmos Energy Ltd.	(134,950)	(317)
	Delek U.S. Holdings Inc.	(19,197)	(308)
	Helmerich & Payne Inc.	(12,530)	(290)
	Murphy Oil Corp.	(23,579)	(285)
*	Occidental Petroleum Corp. Warrants Exp. 8/3/27	(11,842)	(81)
			(4,083)

Market Neutral Fund
		Shares	Market Value• ($000)
Financials (-12.6%)
	Independent Bank Group Inc.	(42,074)	(2,630)
	Loews Corp.	(55,132)	(2,482)
	Hamilton Lane Inc. Class A	(31,067)	(2,425)
	First Republic Bank	(16,497)	(2,424)
*	Markel Corp.	(2,298)	(2,375)
	American International Group Inc.	(61,285)	(2,320)
	Voya Financial Inc.	(38,473)	(2,263)
	RenaissanceRe Holdings Ltd.	(13,354)	(2,214)
	Cadence BanCorp. Class A	(116,235)	(1,909)
	Apollo Global Management Inc. Class A	(36,072)	(1,767)
	Argo Group International Holdings Ltd.	(38,821)	(1,696)
	Live Oak Bancshares Inc.	(30,609)	(1,453)
	Moelis & Co. Class A	(30,315)	(1,418)
*	Ambac Financial Group Inc.	(75,454)	(1,160)
*	Palomar Holdings Inc.	(12,768)	(1,134)
	Kearny Financial Corp.	(107,157)	(1,132)
	Eagle Bancorp Inc.	(25,695)	(1,061)
	Capitol Federal Financial Inc.	(77,910)	(974)
*	LendingTree Inc.	(3,548)	(971)
*	Triumph Bancorp Inc.	(13,133)	(638)
	Piper Sandler Cos.	(6,044)	(610)
*	Axos Financial Inc.	(13,660)	(513)
	WisdomTree Investments Inc.	(84,946)	(454)
	Banc of California Inc.	(30,296)	(446)
*	Mr Cooper Group Inc.	(14,063)	(436)
*	Seacoast Banking Corp. of Florida	(14,783)	(435)
*	BRP Group Inc. Class A	(12,865)	(386)
	PNC Financial Services Group Inc.	(2,379)	(354)
	Axis Capital Holdings Ltd.	(6,791)	(342)
	BankUnited Inc.	(9,834)	(342)
			(38,764)
Health Care (-10.0%)
*	Align Technology Inc.	(4,792)	(2,561)
*	Boston Scientific Corp.	(66,561)	(2,393)
*	HealthEquity Inc.	(30,966)	(2,159)
*	Mirati Therapeutics Inc.	(8,556)	(1,879)
*	Globus Medical Inc. Class A	(27,861)	(1,817)
*	Glaukos Corp.	(23,357)	(1,758)
*	Revance Therapeutics Inc.	(52,962)	(1,501)
	Stryker Corp.	(5,913)	(1,449)
*	Bridgebio Pharma Inc.	(20,035)	(1,425)
*	Arrowhead Pharmaceuticals Inc.	(18,328)	(1,406)
*	Cardiovascular Systems Inc.	(31,693)	(1,387)
*	Adaptive Biotechnologies Corp.	(23,230)	(1,373)
*	Penumbra Inc.	(7,798)	(1,365)
*	Intra-Cellular Therapies Inc.	(42,751)	(1,359)
*	Zentalis Pharmaceuticals Inc.	(19,343)	(1,005)
*	Insmed Inc.	(29,530)	(983)
*	Amicus Therapeutics Inc.	(42,442)	(980)
*	Exact Sciences Corp.	(4,860)	(644)
*	Arcus Biosciences Inc.	(18,285)	(475)
*	Inogen Inc.	(10,311)	(461)
*	ViewRay Inc.	(98,850)	(377)
*	ChemoCentryx Inc.	(5,958)	(369)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Tactile Systems Technology Inc.	(8,095)	(364)
*	Twist Bioscience Corp.	(2,556)	(361)
*	Molina Healthcare Inc.	(1,577)	(335)
*	Allogene Therapeutics Inc.	(11,566)	(292)
*	Rocket Pharmaceuticals Inc.	(5,324)	(292)
			(30,770)
Industrials (-11.8%)
	Spirit AeroSystems Holdings Inc. Class A	(63,518)	(2,483)
	US Ecology Inc.	(66,649)	(2,421)
	Alamo Group Inc.	(17,283)	(2,384)
	Hillenbrand Inc.	(58,623)	(2,333)
	Cubic Corp.	(36,904)	(2,290)
*	Ingersoll Rand Inc.	(48,448)	(2,207)
	Armstrong World Industries Inc.	(28,599)	(2,127)
*	Dun & Bradstreet Holdings Inc.	(81,834)	(2,038)
*	Chart Industries Inc.	(16,105)	(1,897)
	L3Harris Technologies Inc.	(8,653)	(1,636)
*	Air Transport Services Group Inc.	(50,873)	(1,594)
*	Trex Co. Inc.	(15,742)	(1,318)
	Federal Signal Corp.	(38,741)	(1,285)
*	Harsco Corp.	(66,147)	(1,189)
*	Axon Enterprise Inc.	(9,515)	(1,166)
	Hexcel Corp.	(23,542)	(1,142)
	Boeing Co.	(4,749)	(1,017)
	Hawaiian Holdings Inc.	(49,788)	(881)
*	Welbilt Inc.	(55,267)	(730)
	Waste Management Inc.	(5,372)	(634)
	ICF International Inc.	(7,995)	(594)
	Vertiv Holdings Co. Class A	(29,773)	(556)
	Raytheon Technologies Corp.	(6,942)	(496)
*	NV5 Global Inc.	(5,652)	(445)
	EnerSys	(5,076)	(422)
	Greenbrier Cos. Inc.	(9,317)	(339)
	Flowserve Corp.	(8,551)	(315)
	Enerpac Tool Group Corp. Class A	(12,876)	(291)
			(36,230)
Information Technology (-21.7%)
	Global Payments Inc.	(12,602)	(2,715)
*	Q2 Holdings Inc.	(20,799)	(2,632)
*	Repay Holdings Corp.	(95,682)	(2,607)
*	Trimble Inc.	(38,241)	(2,553)
	Paychex Inc.	(27,114)	(2,527)
	Cognex Corp.	(31,133)	(2,500)
*	Fiserv Inc.	(21,827)	(2,485)
*	Aspen Technology Inc.	(18,642)	(2,428)
*	Onto Innovation Inc.	(49,850)	(2,370)
*	RingCentral Inc. Class A	(6,243)	(2,366)
*	Cree Inc.	(21,402)	(2,266)
	Fidelity National Information Services Inc.	(15,726)	(2,225)
*	FleetCor Technologies Inc.	(7,758)	(2,117)
*	ViaSat Inc.	(64,021)	(2,090)
*	Splunk Inc.	(12,181)	(2,069)
*	Envestnet Inc.	(24,210)	(1,992)
*	WEX Inc.	(9,323)	(1,898)
*	Rapid7 Inc.	(20,978)	(1,891)

Market Neutral Fund
		Shares	Market Value• ($000)
	MKS Instruments Inc.	(12,018)	(1,808)
*	F5 Networks Inc.	(9,824)	(1,728)
*	Black Knight Inc.	(19,226)	(1,699)
*	ANSYS Inc.	(4,329)	(1,575)
	Switch Inc. Class A	(91,855)	(1,504)
	FLIR Systems Inc.	(30,221)	(1,325)
*	Trade Desk Inc. Class A	(1,621)	(1,298)
	Hewlett Packard Enterprise Co.	(109,095)	(1,293)
*	Guidewire Software Inc.	(9,294)	(1,196)
	Marvell Technology Group Ltd.	(22,897)	(1,089)
	Dolby Laboratories Inc. Class A	(10,991)	(1,068)
	Universal Display Corp.	(4,347)	(999)
*	Zscaler Inc.	(4,743)	(947)
*	II-VI Inc.	(12,336)	(937)
*	Alteryx Inc. Class A	(6,774)	(825)
	Xerox Holdings Corp.	(31,799)	(737)
	NetApp Inc.	(10,868)	(720)
*	EchoStar Corp. Class A	(30,708)	(651)
*	Yext Inc.	(38,444)	(604)
	Analog Devices Inc.	(2,788)	(412)
*	Altair Engineering Inc. Class A	(6,944)	(404)
	Belden Inc.	(9,523)	(399)
*	I3 Verticals Inc. Class A	(11,217)	(372)
*	Lattice Semiconductor Corp.	(7,480)	(343)
*	LiveRamp Holdings Inc.	(4,346)	(318)
	NVIDIA Corp.	(559)	(292)
	InterDigital Inc.	(4,355)	(264)
			(66,538)
Materials (-5.2%)
*	Livent Corp.	(137,841)	(2,597)
	Cleveland-Cliffs Inc.	(175,819)	(2,560)
	Quaker Chemical Corp.	(10,065)	(2,550)
	Innospec Inc.	(27,579)	(2,502)
	Albemarle Corp.	(10,807)	(1,594)
	Westlake Chemical Corp.	(18,394)	(1,501)
*	Novagold Resources Inc.	(112,787)	(1,091)
	United States Steel Corp.	(28,074)	(471)
	Martin Marietta Materials Inc.	(1,527)	(434)
	Carpenter Technology Corp.	(13,268)	(386)
*	Allegheny Technologies Inc.	(19,174)	(322)
			(16,008)
Real Estate (-8.6%)
	Camden Property Trust	(25,849)	(2,583)
	UDR Inc.	(64,315)	(2,472)
	American Campus Communities Inc.	(51,626)	(2,208)
	Pebblebrook Hotel Trust	(106,112)	(1,995)
	Americold Realty Trust	(39,809)	(1,486)
	Agree Realty Corp.	(22,144)	(1,474)
	National Storage Affiliates Trust	(40,446)	(1,457)
	Safehold Inc.	(18,739)	(1,358)
	Service Properties Trust	(97,928)	(1,125)
	Essential Properties Realty Trust Inc.	(52,585)	(1,115)
	CubeSmart	(33,019)	(1,110)
	STORE Capital Corp.	(25,093)	(853)
	EastGroup Properties Inc.	(6,122)	(845)

Market Neutral Fund
		Shares	Market Value• ($000)
	ProLogis Inc.	(8,392)	(836)
	Apple Hospitality REIT Inc.	(63,702)	(823)
*	Jones Lang LaSalle Inc.	(5,474)	(812)
	Rexford Industrial Realty Inc.	(15,981)	(785)
	Park Hotels & Resorts Inc.	(44,195)	(758)
*	DiamondRock Hospitality Co.	(80,811)	(667)
	Host Hotels & Resorts Inc.	(43,059)	(630)
	Innovative Industrial Properties Inc.	(1,969)	(361)
	Newmark Group Inc. Class A	(49,405)	(360)
	Sun Communities Inc.	(2,299)	(349)
			(26,462)
Utilities (-3.1%)
	Essential Utilities Inc.	(53,928)	(2,550)
	New Jersey Resources Corp.	(68,330)	(2,429)
	Ameren Corp.	(20,835)	(1,627)
	SJW Group	(17,749)	(1,231)
	Edison International	(14,058)	(883)
*	Sunnova Energy International Inc.	(8,068)	(364)
*	PG&E Corp.	(26,561)	(331)
			(9,415)
Total Common Stocks Sold Short (Proceeds $245,432)			(301,993)
Other Assets and Other Liabilities—Net (98.2%)			301,545
Net Assets (100%)			307,122
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $200,220,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities,
Long Positions, at Value
Unaffiliated Issuers (Cost $244,070)	301,399
Affiliated Issuers (Cost $6,171)	6,171
Total Long Positions	307,570
Investment in Vanguard	11
Cash	50
Cash Segregated for Short Positions	303,678
Receivables for Investment Securities Sold	2,551
Receivables for Accrued Income	441
Receivables for Capital Shares Issued	70
Total Assets	614,371
Liabilities
Securities Sold Short, at Value (Proceeds $245,432)	301,993
Payables for Investment Securities Purchased	4,180
Payables for Capital Shares Redeemed	751
Payables to Vanguard	32
Accrued Dividend Expense on Securities Sold Short	293
Total Liabilities	307,249
Net Assets	307,122
At December 31, 2020, net assets consisted of:

Paid-in Capital	558,492
Total Distributable Earnings (Loss)	(251,370)
Net Assets	307,122

Investor Shares—Net Assets
Applicable to 27,137,177 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	242,609
Net Asset Value Per Share—Investor Shares	$8.94

Institutional Shares—Net Assets
Applicable to 7,246,314 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,513
Net Asset Value Per Share—Institutional Shares	$8.90

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	4,872
Interest[1]	1,087
Securities Lending—Net	221
Total Income	6,180
Expenses
The Vanguard Group—Note B
Investment Advisory Services	326
Management and Administrative—Investor Shares	208
Management and Administrative—Institutional Shares	22
Marketing and Distribution—Investor Shares	35
Marketing and Distribution—Institutional Shares	3
Custodian Fees	47
Auditing Fees	27
Shareholders' Reports—Investor Shares	4
Shareholders' Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	3,557
Total Expenses	4,230
Net Investment Income	1,950
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[1]	6,209
Investment Securities Sold—Short Positions	(33,542)
Futures Contracts	1
Realized Net Gain (Loss)	(27,332)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[1]	5,204
Investment Securities—Short Positions	(24,521)
Change in Unrealized Appreciation (Depreciation)	(19,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,699)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,000, $4,000, and $—, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,950	20,508
Realized Net Gain (Loss)	(27,332)	34,391
Change in Unrealized Appreciation (Depreciation)	(19,317)	(184,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,699)	(129,494)
Distributions[1]
Investor Shares	(2,025)	(15,919)
Institutional Shares	(565)	(4,991)
Total Distributions	(2,590)	(20,910)
Capital Share Transactions
Investor Shares	(128,906)	(685,147)
Institutional Shares	(66,836)	(168,947)
Net Increase (Decrease) from Capital Share Transactions	(195,742)	(854,094)
Total Increase (Decrease)	(243,031)	(1,004,498)
Net Assets
Beginning of Period	550,153	1,554,651
End of Period	307,122	550,153
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.19	$11.62	$11.66	$12.39	$12.12
Investment Operations
Net Investment Income	.051[1]	.206[1]	.108[1]	.111[1]	.050
Net Realized and Unrealized Gain (Loss) on Investments	(1.229)	(1.314)	(.038)	(.717)	.267
Total from Investment Operations	(1.178)	(1.108)	.070	(.606)	.317
Distributions
Dividends from Net Investment Income	(.072)	(.322)	(.110)	(.124)	(.047)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.072)	(.322)	(.110)	(.124)	(.047)
Net Asset Value, End of Period	$8.94	$10.19	$11.62	$11.66	$12.39
Total Return	-11.57%	-9.57%	0.59%	-4.89%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$243	$408	$1,209	$1,368	$1,760
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2]	1.18%	1.46%	1.80%	1.54%	1.60%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.52%	1.90%	0.93%	0.94%	0.48%
Portfolio Turnover Rate	172%	141%	110%	79%	64%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.98%, 1.26%, 1.60%, 1.32%, and 1.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.15	$11.57	$11.61	$12.34	$12.07
Investment Operations
Net Investment Income	.057[1]	.213[1]	.119[1]	.123[1]	.061
Net Realized and Unrealized Gain (Loss) on Investments	(1.230)	(1.305)	(.043)	(.719)	.265
Total from Investment Operations	(1.173)	(1.092)	.076	(.596)	.326
Distributions
Dividends from Net Investment Income	(.077)	(.328)	(.116)	(.134)	(.056)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.077)	(.328)	(.116)	(.134)	(.056)
Net Asset Value, End of Period	$8.90	$10.15	$11.57	$11.61	$12.34
Total Return	-11.58%	-9.48%	0.65%	-4.83%	2.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65	$142	$346	$332	$338
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2]	1.12%	1.40%	1.74%	1.46%	1.52%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.59%	1.96%	0.99%	1.02%	0.56%
Portfolio Turnover Rate	172%	141%	110%	79%	64%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.98%, 1.26%, 1.60%, 1.32%, and 1.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2020.

Market Neutral Fund
3. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Market Neutral Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Market Neutral Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $11,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(40)
Total Distributable Earnings (Loss)	40
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and unsettled short sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(250,637)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(733)

Market Neutral Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	2,590	20,910
Long-Term Capital Gains	—	—
Total	2,590	20,910
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	251,742
Gross Unrealized Appreciation	76,004
Gross Unrealized Depreciation	(76,737)
Net Unrealized Appreciation (Depreciation)	(733)
E.	During the year ended December 31, 2020, the fund purchased $481,554,000 of investment securities and sold $722,290,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $501,015,000 and $789,775,000, respectively.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	122,592	12,924	143,089	13,108
Issued in Lieu of Cash Distributions	1,906	208	14,208	1,375
Redeemed	(253,404)	(26,060)	(842,444)	(78,478)
Net Increase (Decrease)—Investor Shares	(128,906)	(12,928)	(685,147)	(63,995)
Institutional Shares
Issued	9,771	1,046	46,192	4,228
Issued in Lieu of Cash Distributions	240	26	3,397	329
Redeemed	(76,847)	(7,794)	(218,536)	(20,483)
Net Increase (Decrease)—Institutional Shares	(66,836)	(6,722)	(168,947)	(15,926)
At December 31, 2020, one shareholder was a record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

Market Neutral Fund
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Montgomery Funds and Shareholders of Vanguard Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Market Neutral Fund (constituting Vanguard Montgomery Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Market Neutral Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $2,562,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6340 022021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2020: $27,000
Fiscal Year Ended December 31, 2019: $26,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2020: $10,761,407
Fiscal Year Ended December 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2020: $2,915,863
Fiscal Year Ended December 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2020: $247,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2020: $115,000
Fiscal Year Ended December 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2020: $362,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Market Neutral Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

VANGUARD MONTGOMERY FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: February 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.